Cash and cash equivalents (Details) - EUR (€) € in Millions	Mar. 31, 2024	Mar. 31, 2023		Mar. 31, 2022	[1]	Mar. 31, 2021	[1]
Cash and cash equivalents
Cash and bank deposits	€ 4,168	€ 3,924
Money market funds	2,015	7,781
Cash and cash equivalents as presented in the consolidated statement of financial position	6,183	11,705
Bank overdrafts	(111)	(77)
Cash and cash equivalents of discontinued operations	42
Cash and cash equivalents as presented in the consolidated statement of cash flows	6,114	11,628	[1]	€ 7,371		€ 5,790
Repurchase agreements and bank deposits	2,034	1,750
Restricted cash and cash equivalents	1,629	1,572
Cash balance that can be used to repay intercompany liabilities	790	€ 722
Cash and cash equivalents presented in assets held for sale	€ 42

[1]	The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.